Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Class of Stock
Preferred stock, shares authorized	20,000,000
Common stock, shares authorized	150,000,000
Unrealized gains (losses) on derivatives	$ (17)	$ 18
Unrealized foreign currency translation gains (losses)	(1)	1
Increase (decrease) in the fair value of available-for-sale investment	1	(1)
Unrecognized prior service costs and actuarial losses	$ 24	$ 25
Conversion of Convertible Notes
Class of Stock
Common stock reserved for future issuance	11,800,000
Exercise of stock options and other stock awards
Class of Stock
Common stock reserved for future issuance	4,500,000